Summary of Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Investments, All Other Investments [Abstract]
Summary of Fair Value of Financial Instruments
Summary of Fair Value of Financial Instruments
Certain of our financial instruments are not measured at fair value on a recurring basis. The estimates presented are not necessarily indicative of the amounts at which these instruments could be purchased, sold or settled. The carrying amounts and estimated fair values of financial instruments were as follows (in thousands):

	March 31, 2018		December 31, 2017
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial liabilities measured at fair value:
Deferred compensation plan	$19,740	$19,740	$19,259	$19,259
Contingent consideration	2,475	2,475	2,262	2,262
Financial assets not measured at fair value:
Cash and cash equivalents	$34,910	$34,910	$36,480	$36,480
Restricted cash	15,045	15,045	9,076	9,076
Accounts receivable, net	7,141	7,141	5,127	5,127
Due from Ashford Trust OP	11,376	11,376	13,346	13,346
Due from Braemar OP	96	96	1,738	1,738
Investments in unconsolidated entities	500	500	500	500
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses	$18,648	$18,648	$20,529	$20,529
Due to affiliates	3,999	3,999	4,272	4,272
Other liabilities	13,979	13,979	9,076	9,076
Notes payable	13,513	13,613	11,947	12,040

Deferred compensation plan. The liability resulting from the deferred compensation plan is carried at fair value based on the closing prices of the underlying investments. This is considered a Level 1 valuation technique.
Contingent consideration. The liability associated with the acquisition of J&S is carried at fair value based on the terms of the acquisition agreement and any changes to fair value are recorded in “other” operating expenses in the condensed consolidated statements of operations.
Cash, cash equivalents and restricted cash. These financial assets bear interest at market rates and have maturities of less than 90 days. The carrying values approximate fair value due to the short-term nature of these financial instruments. This is considered a Level 1 valuation technique.
Accounts receivable, net, due from Ashford Trust OP, due from Braemar OP, accounts payable and accrued expenses, due to affiliates and other liabilities. The carrying values of these financial instruments approximate their fair values due primarily to the short-term nature of these financial instruments. This is considered a Level 1 valuation technique.
Investments in unconsolidated entities. The carrying value of the asset resulting from investment in unconsolidated entities approximates fair value based on recent observable transactions. This is considered a level 2 valuation technique.
Notes payable. The carrying value of notes payable was $13.5 million and $11.9 million at March 31, 2018 and December 31, 2017, respectively. The estimated fair value at March 31, 2018 and December 31, 2017 was approximately $13.6 million and $12.0 million, respectively. The fair value is based on credit spreads on observable transactions of a similar nature and is considered a Level 2 valuation technique.

Summary of Fair Value of Financial Instruments
Certain of our financial instruments are not measured at fair value on a recurring basis. The estimates presented are not necessarily indicative of the amounts at which these instruments could be purchased, sold or settled. The carrying amounts and estimated fair values of financial instruments were as follows (in thousands):

	December 31, 2017		December 31, 2016
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets measured at fair value:
Investments in securities	$—	$—	$91	$91
Financial liabilities measured at fair value:
Deferred compensation plan	$19,259	$19,259	$9,078	$9,078
Contingent consideration	2,262	2,262	—	—
Financial assets not measured at fair value:
Cash and cash equivalents	$36,480	$36,480	$84,091	$84,091
Restricted cash	9,076	9,076	9,752	9,752
Accounts receivable, net	5,127	5,127	16	16
Due from Ashford Trust OP	13,346	13,346	12,179	12,179
Due from Ashford Prime OP	1,738	1,738	3,817	3,817
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses	$20,529	$20,529	$11,601	$11,601
Due to affiliates	4,272	4,272	933	933
Due to Ashford Prime OP from AQUA U.S. Fund	—	—	2,289	2,289
Other liabilities	9,076	9,076	9,752	9,752
Notes payable	11,947	12,040	—	—

Investments in securities. Investment securities consist of U.S. treasury securities, publicly traded equity securities, equity put and call options on certain publicly traded equity securities and futures contracts. Liabilities associated with investments in securities consist of a margin account balance and short equity put and call options. The fair value of these investments is based on quoted market closing prices at the balance sheet dates in active and inactive markets. This is considered either a Level 1 or Level 2 valuation technique. See notes 8 and 9 for a complete description of the methodology and assumptions utilized in determining fair values.
Deferred compensation plan. The liability resulting from the deferred compensation plan is carried at fair value based on the closing prices of the underlying investments. This is considered a Level 1 valuation technique.
Contingent consideration. The liability associated with the acquisition of J&S is carried at fair value based on the terms of the acquisition agreement and any changes to fair value are recorded in “other” operating expenses in the consolidated statements of operations.
Cash, cash equivalents and restricted cash. These financial assets bear interest at market rates and have maturities of less than 90 days. The carrying values approximate fair value due to the short-term nature of these financial instruments. This is considered a Level 1 valuation technique.
Accounts receivable, net, due from Ashford Trust OP, due from Ashford Prime OP, accounts payable and accrued expenses, due to affiliates, due to Ashford Prime OP from AQUA U.S. Fund and other liabilities. The carrying values of these financial instruments approximate their fair values due primarily to the short-term nature of these financial instruments. This is considered a Level 1 valuation technique.
Investments in unconsolidated entity. The asset resulting from investment in unconsolidated entities.
Notes payable. The carrying value of notes payable was $11.9 million at December 31, 2017. The estimated fair value at December 31, 2017 was approximately $12.0 million. The fair value is based on credit spreads on observable transactions of a similar nature and is considered a Level 2 valuation technique.